7. ACCRUED EXPENSES AND RELATED PARTIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Accrued Expenses And Related Parties Details 1
Accrued other	$ 100	$ 357
Accrued interest	206	162
Total Accrued liabilities, related party	$ 306	$ 519